UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington,  D.C.  20549"
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	"December 31, 2000"

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	"Arbor Capital Management, LLC"
Address:	One Financial Plaza
	"120 S. Sixth St., Ste. 1000"
	"Minneapolis, MN  55402"

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

"Signature, Place, and Date of Signing:"

/s/ Rick D. Leggott	"Minneapolis, MN"	1/1/01
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	64

Form 13F Information Table Value Total:	"1,270,556,000"

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all "institutional investment managers with respect to which this report is filed, " other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCEPCS                     COM              00790K109     7790   171200 SH       SOLE                   147700             23500
ADVANTAGE LEARNING SYS INC     COM              00757K100    16103   478900 SH       SOLE                   412900             66000
ADVENT SOFTWARE                COM              007974108    36200   903600 SH       SOLE                   779200            124400
AFFILIATED MANAGERS GROUP      COM              008252108    10843   197600 SH       SOLE                   170600             27000
ALBANY MOLECULAR RESEARCH      COM              012423109    23159   375800 SH       SOLE                   324200             51600
AMERICREDIT CORP               COM              03060R101    10821   397100 SH       SOLE                   342400             54700
APPLIED MICRO CIRCUITS         COM              03822W109      285     3800 SH       SOLE                     3800
ASTROPOWER INC.                COM              04644A101    12873   410300 SH       SOLE                   354200             56100
ATS MEDICAL INC                COM              002083103    12799   902100 SH       SOLE                   778600            123500
AWARE INC/MASS                 COM              05453N100    18291  1030500 SH       SOLE                   888800            141700
BARRA INC                      COM              068313105    15099   320400 SH       SOLE                   276200             44200
BUCA INC.                      COM              117769109    13476   917500 SH       SOLE                   791400            126100
C.H. ROBINSON WORLDWIDE INC.   COM              12541W100    31045   987500 SH       SOLE                   851800            135700
CABOT MICROELECTRONICS CORP    COM              12709P103    39280   756300 SH       SOLE                   652800            103500
CAMINUS CORP                   COM              133766105    12711   546700 SH       SOLE                   471900             74800
CHOICEPOINT INC                COM              170388102    25563   389900 SH       SOLE                   336300             53600
COMARCO INC.                   COM              200080109     7721   571950 SH       SOLE                   493100             78850
COMPUTER ACCESS TECHNOLOGY     COM              204853105     4104   400400 SH       SOLE                   345700             54700
CORPORATE EXECUTIVE BOARD CO   COM              21988R102    36883   927500 SH       SOLE                   800300            127200
COSINE COMMUNICATIONS INC      COM              221222102      139    10000 SH       SOLE                    10000
COST PLUS INC                  COM              221485105     6609   225000 SH       SOLE                   193600             31400
CSG SYSTEMS INTL INC           COM              126349109    44149   940600 SH       SOLE                   811200            129400
ELANTEC SEMICONDUCTOR INC      COM              284155108    34568  1245700 SH       SOLE                  1074300            171400
EMBARCADERO TECHNOLOGIES INC.  COM              290787100     8847   196600 SH       SOLE                   169500             27100
EXPEDITORS INTL WASH           COM              302130109    17336   322900 SH       SOLE                   278400             44500
EXPRESS SCRIPTS INC            COM              302182100    23988   234600 SH       SOLE                   202400             32200
FACTORY 2-U STORES             COM              303072102    12183   367800 SH       SOLE                   317100             50700
FACTSET RESH SYS INC           COM              303075105    42753  1153300 SH       SOLE                   995400            157900
FORRESTER RESEARCH INC         COM              346563109    17867   356900 SH       SOLE                   308100             48800
FORWARD AIR CORP               COM              349853101    13835   370800 SH       SOLE                   319800             51000
GETTY IMAGES INC               COM              374276103    39251  1226600 SH       SOLE                  1057700            168900
HOTEL RESERVATIONS INC         COM              441451101    29697  1046600 SH       SOLE                   902400            144200
ICU MEDICAL INC                COM              44930G107    18364   609600 SH       SOLE                   526100             83500
ILLUMINET HOLDINGS INC         COM              452334105    13191   575100 SH       SOLE                   493300             81800
IMMERSION CORP                 COM              452521107     4235   563500 SH       SOLE                   485900             77600
INET TECHNOLOGIES INC          COM              45662V105    21910   540980 SH       SOLE                   466880             74100
INSIGHT ENTERPRISES INC        COM              45765U103    17172   957300 SH       SOLE                   825900            131400
INTERCEPT GROUP INC            COM              45845L107    21676   812200 SH       SOLE                   700300            111900
INTERLINK ELECTRONICS INC.     COM              458751104     3885   306200 SH       SOLE                   264100             42100
INTRANET SOLUTIONS             COM              460939309    49103   962800 SH       SOLE                   830600            132200
KENSEY NASH CORP               COM              490057106     7613   751900 SH       SOLE                   647000            104900
KRISPY KREME DOUGHNUTS INC     COM              501014104     6557    79000 SH       SOLE                    68100             10900
LABRANCHE & CO                 COM              505447102    33943  1110600 SH       SOLE                   957700            152900
MACROVISION CORP               COM              555904101    59753   807300 SH       SOLE                   696300            111000
MEMBERWORKS INC                COM              586002107    14546   684500 SH       SOLE                   590900             93600
MERCURY COMPUTER SYSTEMS INC   COM              589378108    21658   466400 SH       SOLE                   402300             64100
MICREL INC                     COM              594793101    38640  1147000 SH       SOLE                   989200            157800
MINIMED INC COM                COM              60365K108    20999   499600 SH       SOLE                   430900             68700
MIPS TECHNOLOGIES INC          COM              604567107    10536   394800 SH       SOLE                   340600             54200
MOLDFLOW                       COM              608507109     5897   257800 SH       SOLE                   223400             34400
MOLECULAR DEVICES CORP         COM              60851C107    15296   223500 SH       SOLE                   192800             30700
MULTEX.COM INC                 COM              625367107    20552  1551100 SH       SOLE                  1339300            211800
ON ASSIGNMENT INC              COM              682159108    20717   726900 SH       SOLE                   626700            100200
OPTIMAL ROBOTICS CORP          COM              68388R208    23356   695900 SH       SOLE                   600500             95400
P.F. CHANGS CHINA BISTRO INC.  COM              69333Y108    25009   795500 SH       SOLE                   685900            109600
QUICKLOGIC CORP                COM              74837P108    11439  1648900 SH       SOLE                  1422900            226000
RETEK INC.                     COM              76128q109    20670   848000 SH       SOLE                   731400            116600
SAFENET INC                    COM              78645R107    22748   484000 SH       SOLE                   417400             66600
SERENA SOFTWARE INC            COM              817492101    27471   802450 SH       SOLE                   692150            110300
SURMODICS INC                  COM              868873100    27300   741600 SH       SOLE                   640000            101600
SYNPLICITY INC.                COM              87160Y108     9096   627300 SH       SOLE                   541400             85900
TRANSWITCH CORP                COM              894065101    39872  1019100 SH       SOLE                   879450            139650
YANKEE CANDLE                  COM              984757104     5727   517700 SH       SOLE                   446800             70900
ZOLL MEDICAL CORP              COM              989922109     5358   152800 SH       SOLE                   131900             20900